Significant Accounting Policies (Details) - USD ($)		3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Accounting Policies [Abstract]
Aggregate of ordinary shares purchase	843,750		25,483,700
Federal depository insurance coverage (in Dollars)		$ 250,000	$ 250,000
Shares excluded from diluted earnings per share		13,892,395	13,892,395